Disclosure About Fair Values of Financial Instruments - Summary of Assets Recorded at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Other real estate	$ 18,836	$ 18,875	$ 35,984
Fair Value, Nonrecurring
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held for sale	21,835	17,822	25,413
Recorded Investment in Impaired Loans	83,453	151,720	72,020
Other real estate	18,836	18,875	35,984
Total assets measured on a nonrecurring basis	124,124	188,417	133,417
Fair Value, Nonrecurring | Level 2
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held for sale	21,835	17,822	25,413
Total assets measured on a nonrecurring basis	21,835	17,822	25,413
Fair Value, Nonrecurring | Level 3
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Recorded Investment in Impaired Loans	83,453	151,720	72,020
Other real estate	18,836	18,875	35,984
Total assets measured on a nonrecurring basis	$ 102,289	$ 170,595	$ 108,004